OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES
NOTE 8:-	OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES

a.	The Company operates as a single operating segment - manufacturing, marketing and sale of printed circuit boards.

The Chief Operating Decision Maker (CODM) of Eltek Ltd. is the Chief Executive Officer (CEO). The CEO evaluates the company's performance and allocates resources based on financial information presented on a consolidated basis. The Company’s CODM uses consolidated net income to review actual results to allocate resources within the business to continue growth.

The Company’s CODM does not regularly review asset information and, therefore, the Company does not report asset information.

a.	The following table presents information on reportable segment profit for the periods presented:

	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
	Unaudited

Revenues	25,285	22,249	12,529	10,466

Less:

Raw materials	6,408	6,060	2,799	3,049
Manufacturing	592	241	202	177
Salaries	10,712	9,081	5,306	4,273
Depreciation	967	753	503	388
Other segment items*	5,239	3,624	3,354	1,828

Net profit	1,367	2,490	365	751

*	Other segment items consist of other cost items including cost of sales, research and development, selling, general and administrative, tax expenses and finance income.

b.	Revenues by geographic areas:
	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
	Unaudited

Israel	17,343	14,832	8,753	7,642
North America	2,936	1,664	1,278	716
Netherlands	1,677	1,980	745	864
India	977	2,144	474	901
Others	2,352	1,629	1,279	343

	25,285	22,249	12,529	10,466

c.	Primary industries for which the Company produced PCBs:
	Six months ended June 30,		Three months ended June 30,
	2025	2024	2025	2024
	Unaudited

Defense and aerospace equipment	15,362	14,554	7,848	6,628
Medical equipment	1,784	1,521	717	719
Industrial equipment	1,932	2,301	902	943
Distributors, contract electronic manufacturers and others	6,207	3,873	3,062	2,176

	25,285	22,249	12,529	10,466